Gains on Hybrid Financial Instruments which were Recorded in Other, net on the Consolidated Statements of Income (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains on Hybrid financial instruments	¥ 109	¥ 254	¥ 3